Income Taxes, Note: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation
2013 & 2012

Federal statutory tax rate	(34.0)%
Permanent difference and other	34.0%